DEBTS PAYABLE & SENIOR SECURED NOTES	12 Months Ended
Dec. 31, 2021
DEBTS PAYABLE & SENIOR SECURED NOTES
DEBTS PAYABLE & SENIOR SECURED NOTES

11. DEBTS PAYABLE & SENIOR SECURED NOTES

Senior Secured Notes

On December 10, 2020, the Company completed an offering to a syndicate of institutional investors comprising four-year senior secured promissory notes (the “December 2020 Notes”) with a face value of $110,000,000. The December 2020 Notes accrue interest of 12.5% per annum, payable semi-annually commencing on June 30, 2021, with a maturity 48 months from closing. These notes have the option to be paid off at face value in 24 months. The December 2020 Notes impose certain covenants and restrictions, including restrictions on the incurrence of debt, assets sales and dividends, and other distributions. The December 2020 Notes are secured by all assets of the Company and certain of its subsidiaries. Issuance costs totaling $6,473,895 were allocated to the December 2020 Notes and are being amortized over the 48 months.

On November 12, 2021, the Company completed a private placement offering of approximately $133 million aggregate principal amount of secured promissory notes at a premium price of $1,070 per $1,000, resulting in approximately $147 million of proceeds. The notes will be considered additional notes under the indenture governing the Company’s existing December 2020 Notes. The resulting yield-to-maturity is 9.8%.

Senior secured notes
As of January 1, 2020	$—
Debt issued	110,000,000
Debt issuance costs	(6,437,895)
Debt issuance costs amortized	90,858
As of December 31, 2020	103,652,963
Debt issuance costs	(2,142,242)
Debt issuance costs amortized	1,744,520
Senior Secured Notes issued	133,250,000
Senior Secured Notes premium	9,304,957
Senior Secured Notes premium amortized	(402,376)
Total senior secured notes payable as of December 31, 2021	$245,407,822
Total accrued interest payable related to senior secured notes as of December 31, 2021	$6,092,080

11. DEBTS PAYABLE & SENIOR SECURED NOTES (Continued)

Debt payable

Debts Payable
As of January 1, 2020	$43,995,661
Acquired through combinations and acquisitions	25,131,964
Less: repayment	(5,615,225)
Less: discounted to fair value	(1,279,819)
As of December 31, 2020	62,232,581
Discounted as of December 31, 2020	1,279,819
Acquired through combinations and acquisitions	87,474,904
Converted to equity	(7,429,389)
Less: repayment	(8,749,327)
Total debts payable, undiscounted as of December 31, 2021	134,808,588
Less: discounted to fair value	(950,977)
Total debts payable as of December 31, 2021	$133,857,611
Total accrued interest payable related to debts payable as of December 31, 2021	$4,900,570

The details of debts payable were as follows:

	December 31, 2021
	Related party debt	Non-related party debt	Total debt
Principal payments	$26,869,512	$107,939,076	$134,808,588
Less: current portion	2,847,566	5,264,157	8,111,723
Total non-current debt, undiscounted	$24,021,946	$102,674,919	$126,696,865
Less: discount to fair value	–	(950,977)	(950,977)
Total non-current debt	$24,021,946	$101,723,942	$125,745,888

The following table presents the future debt obligation as of December 31, 2021:

Future debt obligations (per year)
2022	$8,111,723
2023	16,446,496
2024	87,745,485
2025	22,504,884
Total debt obligations	$134,808,588

As part of the business combinations and asset acquisitions, the Company issued and assumed notes with related and non-related parties. The related party notes are considered part of the purchase price to the former shareholders of the acquired businesses. As a result of the combinations and acquisitions, several of these individual shareholders are now considered related parties of the Company across various roles including directors, officers, and shareholders.

Pursuant to the agreement to acquire Sira, the Company issued a related-party promissory note in the amount of $5,000,000 to a lender of Sira that is secured by all the assets of Sira. The note matures five years from May 24, 2019 with a 6% annual interest rate. In addition, the Company assumed a non-related party loan of $13,053 that matured on November 10, 2020 with a 5.49% annual interest rate.

Pursuant to the agreement to acquire Canopy, the Company issued a related-party promissory note in the amount of $4,500,000 to Canopy that is secured by all the assets of Canopy. The note matures five years from May 24, 2019 with a 6% annual interest rate. In addition, the Company agreed to assume a non-related party loan of $421,128 that matured on February 1, 2021, with a 10% annual interest rate.

11. DEBTS PAYABLE & SENIOR SECURED NOTES (Continued)

Debt Payable (continued)

Pursuant to the agreement to acquire Washoe, the Company issued a related-party promissory note in the amount of $5,640,000 to the former members of Washoe that is secured by all the assets of Washoe. The note matures three years from May 24, 2019 with a 6% annual interest rate. In addition, the Company agreed to assume a related-party member loan that has $6,561,818 remaining, secured by an all-assets security interest over all assets of Washoe that matures three years from the closing date with a 6% interest rate. The note was amended in March 2020 to increase the interest rate to 7% in exchange for a three-month deferral of principal. The Company also agreed to assume non-related party notes of $2,525,000 and $190,000 that mature on September 1, 2022 and July 23, 2023, with 5% and 6% annual interest rates, respectively; both are secured by real property owned by Washoe or its subsidiaries. Total balances assumed were $2,397,152 and $190,000, respectively.

Pursuant to the agreement to acquire LivFree, the Company issued a related-party promissory note in the amount of $20,000,000 to the former members of LivFree that is secured by all the assets of LivFree. The note matures five years from May 24, 2019 with a 6% annual interest rate.

Pursuant to the agreement to acquire CannaPunch, the Company issued a related-party promissory note in the amount of $2,000,000 to the former members of CannaPunch that is secured by all the assets of CannaPunch. The note matures five years from the closing date with a 6% annual interest rate.

Pursuant to the DocHouse Agreement, the Company issued non-related party promissory notes in the amount of $1,934,964 to the former members of DocHouse. The note matures three years from the closing date with an 8% annual interest rate.

Pursuant to the CannTech PA Agreement, the Company issued non-related party promissory notes in the amount of $15,197,000, to the former members of CannTech PA that are secured by all the assets of CannTech PA. The fair value of the notes as of the CannTech PA acquisition date was $13,917,181. The note matures three and a half years from the closing date with a 9% annual interest rate. In addition, the Company agreed to assume non-related party loans of $8,000,000 that mature on July 1, 2023, with a 9% annual interest rate.

Pursuant to the Oasis Agreement, the Company issued non-related party promissory notes in the amount of $22,504,885, to the former members of Oasis that are secured by all the membership interests in Oasis. The notes mature four years from closing date with a 10% annual interest rate payable semi-annually.

Pursuant to the GSD Agreement, the Company issued non-related party promissory notes in the amount of $29,490,630, to the former members of GSD that are secured by all the assets of GSD. The note matures three years from the closing date with a 9% annual interest rate for the first year, and 12.5% thereafter. In addition, the Company agreed to assume a non-related party loan of $3,000,000 that matures on August 6, 2023, with a 9% annual interest rate.

Pursuant to the PA Natural Agreement, the Company issued non-related party promissory notes in the amount of $25,000,000, to the former members of PA Natural that is secured by all the assets of and a pledge of membership interests in PA Natural. The note matures three years from the closing date with an 8% annual interest.

Interest expense associated with related party debt payable for the years ended December 31, 2021 and 2020, was $1,767,194 and $2,031,297, respectively.

Convertible Debt

Pursuant to the Liberty Agreement, the Company agreed to assume non-related party convertible debt with a face value of $4,325,000 and accrued interest of $153,055 with a 12% annual interest rate. The Company has the right to convert the debt into Subordinate Shares if the share price meets a minimum trading price. The fair value of the embedded derivative related to this conversion feature was $3,154,389. On March 4, 2021, the Company called the notes to either be paid out or converted into Subordinate Shares over a thirty-day period. During the year ended December 31, 2021, the debt was fully settled as $50,000 was paid and 232,259 Subordinate Shares were issued. There was no gain or loss recorded, as the transaction took place shortly after the initial fair value measurement.